Impairment of Long-Lived Assets - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Impaired Long-Lived Assets Held and Used [Line Items]
Impairment of long-lived assets	¥ 9,063	¥ 30,161
Impairment loss for the intangible assets	733	¥ 6,365
Impairment Of Long Lived Assets
Impaired Long-Lived Assets Held and Used [Line Items]
Impairment of long-lived assets	¥ 4,542